SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended	12 Months Ended
	Jul. 11, 2024	Apr. 06, 2024	Apr. 05, 2024	Jan. 23, 2023	Dec. 15, 2022	Oct. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	May 16, 2025
Preferred Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001	$ 0.001
Partners' Capital Account, Units, Sold in Private Placement					216,667
Debt Conversion, Converted Instrument, Shares Issued			44,000
Two Convertible Promissory Notes [Member]
Debt Instrument, Face Amount			$ 201,200
Debt Instrument, Convertible, Conversion Price			$ 4.60
Placement Agent [Member]
Stock Issued During Period, Shares, New Issues	40,667
Former Shareholders [Member]
Number of shares exchange				3,339,707
Consultants [Member]
Stock Issued During Period, Shares, New Issues	20,917
Series A Convertible Non Voting Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities	185.66
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Common Stock [Member]
Sale of Stock, Number of Shares Issued in Transaction	4,706,332
Stock Issued During Period, Shares, New Issues	464,167
Stock Issued During Period, Shares, Conversion of Convertible Securities		50,250				491,667	642,406	192,204
Warrant [Member]
Stock Issued During Period, Shares, New Issues							56,250
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	580,208
Debt Instrument, Convertible, Conversion Price									$ 4.80